6. DERIVATIVE LIABILITIES AND FAIR VALUE MEASUREMENTS (Details 1) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Notes to Financial Statements
Beginning Balance			$ 1,099,708
Transfers		$ 719,226	(3,336,109)
Mark-to-market		581,912	$ 2,236,401
Ending Balance	$ 1,506,414	$ 1,301,138